NAN
Nuveen New York Quality Municipal Income Fund
Portfolio of Investments    May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 151.9% (100.0% of Total Investments)
	MUNICIPAL BONDS – 151.9% (100.0% of Total Investments)
	Consumer Staples – 5.2% (3.4% of Total Investments)
	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2005A:
$12,500	5.000%, 6/01/38	6/21 at 100.00	B-	$12,514,875
3,210	5.000%, 6/01/45	6/21 at 100.00	B-	3,213,788
	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Series 2016A-1:
255	5.625%, 6/01/35	No Opt. Call	BBB	277,218
1,145	5.750%, 6/01/43	No Opt. Call	BB+	1,506,465
7,155	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	7,820,057
24,265	Total Consumer Staples			25,332,403
	Education and Civic Organizations – 21.5% (14.2% of Total Investments)
1,855	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools, Series 2007A, 5.000%, 4/01/37	7/21 at 100.00	BB	1,859,229
3,200	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Enterprise Charter School Project, Series 2011A, 7.500%, 12/01/40	6/21 at 100.00	C	3,203,936
	Build New York City Resource Corporation, New York, Revenue Bonds, City University of New York - Queens College, Q Student Residences, LLC Project, Refunding Series 2014A:
1,025	5.000%, 6/01/32	6/24 at 100.00	Aa2	1,159,695
2,070	5.000%, 6/01/43	6/24 at 100.00	Aa2	2,317,696
	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New York, Series 2014:
1,405	5.250%, 11/01/34	11/24 at 100.00	BB	1,539,810
1,300	5.000%, 11/01/39	11/24 at 100.00	BB	1,407,458
	Build New York City Resource Corporation, New York, Revenue Bonds, South Bronx Charter School for International Cultures and the Arts Project, Series 2013A:
950	5.000%, 4/15/33	4/23 at 100.00	BB+	990,242
1,380	5.000%, 4/15/43	4/23 at 100.00	BB+	1,427,969
1,000	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020A-1, 5.250%, 6/01/40, 144A	12/30 at 100.00	N/R	1,035,540
1,760	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University, Series 2013A, 5.000%, 7/01/44	7/23 at 100.00	A-	1,889,765
2,000	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of Technology, Series 2007, 5.250%, 7/01/29 – FGIC Insured	No Opt. Call	Baa2	2,316,260

NAN	Nuveen New York Quality Municipal Income Fund (continued)
Portfolio of Investments May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2015A:
$1,120	5.000%, 7/01/31	7/25 at 100.00	Aa3	$1,315,149
1,245	5.000%, 7/01/33	7/25 at 100.00	Aa3	1,461,269
1,565	Dormitory Authority of the State of New York, Revenue Bonds, Fordham University, Series 2020, 4.000%, 7/01/46	7/29 at 100.00	A	1,823,303
5,090	Dormitory Authority of the State of New York, Revenue Bonds, Icahn School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%, 7/01/40	7/25 at 100.00	A-	5,868,006
1,955	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	A3	2,244,731
	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2015A:
1,000	5.000%, 7/01/34	7/25 at 100.00	Aa2	1,174,500
2,300	5.000%, 7/01/35	7/25 at 100.00	Aa2	2,697,279
	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2016A:
5,100	5.000%, 7/01/33	7/26 at 100.00	Aa2	6,174,315
3,765	5.000%, 7/01/36	7/26 at 100.00	Aa2	4,537,239
1,055	5.000%, 7/01/39	7/26 at 100.00	Aa2	1,266,158
5,500	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2019A, 5.000%, 7/01/49	7/29 at 100.00	Aa2	6,860,205
905	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of Technology, Series 2019A, 5.000%, 7/01/49	7/29 at 100.00	A1	1,129,585
3,925	Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller University, Series 2019A, 5.000%, 7/01/35	7/29 at 100.00	Aa1	5,070,747
2,625	Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller University, Series 2020A, 5.000%, 7/01/53	7/30 at 100.00	Aa1	3,321,517
3,140	Dormitory Authority of the State of New York, Revenue Bonds, Vaughn College of Aeronautics & Technology, Series 2016A, 5.500%, 12/01/36, 144A	12/26 at 100.00	BB-	3,405,801
2,705	Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Capital Appreciation Series 2016C, 0.000%, 1/01/55 (4)	1/34 at 100.00	N/R	2,827,293
	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University Project, Series 2013:
1,005	5.000%, 9/01/38	9/23 at 100.00	A-	1,092,616
265	5.000%, 9/01/43	9/23 at 100.00	A-	288,142
5,000	Madison County Capital Resource Corporation, New York, Revenue Bonds, Colgate University Project, Refunding Series 2015A, 5.000%, 7/01/40	7/25 at 100.00	AA	5,792,400
890	Monroe County Industrial Development Corporation, New York, Revenue Bonds, St John Fisher College, Series 2011, 6.000%, 6/01/30	6/21 at 100.00	A-	893,142
3,030	New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project, Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	BBB	3,376,602

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project, Refunding Series 2021A:
$4,545	3.000%, 1/01/37 – AGM Insured	1/31 at 100.00	AA	$4,949,369
2,000	3.000%, 1/01/40 – AGM Insured	1/31 at 100.00	AA	2,158,780
2,055	New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Yankee Stadium Project, Series 2020A, 4.000%, 3/01/45	9/30 at 100.00	AA	2,345,741
2,805	New York City Trust for Cultural Resources, New York, Revenue Bonds, Whitney Museum of American Art, Refunding Series 2021, 5.000%, 7/01/31	No Opt. Call	AA	3,793,706
2,520	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Bank of America Tower at One Bryant Park Project, Second Priority Refunding Series 2019 Class 2, 2.625%, 9/15/69	3/29 at 100.00	A2	2,603,387
1,900	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Bank of America Tower at One Bryant Park Project, Second Priority Refunding Series 2019 Class 3, 2.800%, 9/15/69	3/29 at 100.00	Baa2	1,927,265
1,515	Onondaga Civic Development Corporation, New York, Revenue Bonds, Le Moyne College Project, Series 2015, 5.000%, 7/01/40	7/25 at 100.00	Baa2	1,699,542
	Saint Lawrence County Industrial Development Agency Civic Development Corporation, New York, Revenue Bonds, Clarkson University Project, Series 2012A:
1,050	5.250%, 9/01/33	3/22 at 100.00	Baa1	1,076,702
1,750	5.000%, 9/01/41	3/22 at 100.00	Baa1	1,788,098
91,270	Total Education and Civic Organizations			104,110,189
	Financials – 3.6% (2.3% of Total Investments)
4,725	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35	No Opt. Call	A2	6,807,071
6,885	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37	No Opt. Call	A2	10,408,743
11,610	Total Financials			17,215,814
	Health Care – 5.1% (3.3% of Total Investments)
3,700	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2015A, 5.000%, 5/01/43	5/25 at 100.00	A-	4,178,447
9,150	Dormitory Authority of the State of New York, Revenue Bonds, NYU Langone Hospitals Obligated Group, Series 2020A, 4.000%, 7/01/53	7/30 at 100.00	A	10,665,149
4,120	Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest Systems, Inc Project, Series 2016B, 5.000%, 7/01/32	7/26 at 100.00	A-	4,963,034
710	Livingston County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Nicholas H Noyes Hospital, Series 2005, 6.000%, 7/01/30	6/21 at 100.00	BB-	710,369
1,000	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester Regional Health Project, Series 2020A, 4.000%, 12/01/39	12/30 at 100.00	BBB+	1,170,370
2,730	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Refunding Series 2011, 5.000%, 7/01/28	7/21 at 100.00	A-	2,740,756
21,410	Total Health Care			24,428,125

NAN	Nuveen New York Quality Municipal Income Fund (continued)
Portfolio of Investments May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Single Family – 0.1% (0.1% of Total Investments)
$645	Guam Housing Corporation, Mortgage-Backed Securities Program Single Family Mortgage Revenue Bonds, Series 1998A, 5.750%, 9/01/31 (AMT)	No Opt. Call	N/R	$680,785
	Industrials – 3.9% (2.6% of Total Investments)
17,145	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	18,973,514
	Long-Term Care – 0.5% (0.3% of Total Investments)
1,275	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31	6/21 at 100.00	A2	1,284,868
340	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Saint Ann's Community Project, Series 2019, 5.000%, 1/01/40	1/26 at 103.00	N/R	375,309
565	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1, 5.800%, 7/01/23	6/21 at 100.00	N/R	546,067
120	Yonkers Industrial Development Agency, New York, Civic Facilities Revenue Bonds, Special Needs Facilities Pooled Program Bonds, Series 2008-C1, 5.800%, 7/01/23	6/21 at 100.00	N/R	119,092
2,300	Total Long-Term Care			2,325,336
	Materials – 0.5% (0.3% of Total Investments)
1,935	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt Paper NY, Inc Project, Series 2014, 5.000%, 1/01/35 (AMT), 144A	1/25 at 100.00	N/R	2,166,620
	Tax Obligation/General – 13.4% (8.8% of Total Investments)
8,000	Nassau County, New York, General Obligation Bonds, General Improvement Bonds Series 2019B, 5.000%, 4/01/49 – AGM Insured	4/30 at 100.00	AA	10,077,040
500	Nassau County, New York, General Obligation Bonds, General Improvement Series, Refunding 2016A, 5.000%, 1/01/38	1/26 at 100.00	A+	586,595
	Nassau County, New York, General Obligation Bonds, General Improvment Series 2016C:
1,395	5.000%, 4/01/35	4/26 at 100.00	A+	1,658,390
2,000	5.000%, 4/01/43	4/26 at 100.00	A+	2,345,620
5,000	New York City, New York, General Obligation Bonds, Fiscal 2014 Series A-1, 5.000%, 8/01/26	8/23 at 100.00	AA	5,503,800
8,775	New York City, New York, General Obligation Bonds, Fiscal 2017 Series B-1, 5.000%, 12/01/41	12/26 at 100.00	AA	10,698,919
4,000	New York City, New York, General Obligation Bonds, Fiscal 2018 Series B-1, 5.000%, 10/01/37	10/27 at 100.00	AA	4,936,680
	New York City, New York, General Obligation Bonds, Fiscal 2018 Series E-1:
7,000	5.000%, 3/01/38 (UB) (5)	3/28 at 100.00	AA	8,638,980
1,000	5.000%, 3/01/39	3/28 at 100.00	AA	1,231,740
	New York City, New York, General Obligation Bonds, Fiscal 2018 Series F-1:
6,480	5.000%, 4/01/40	4/28 at 100.00	AA	7,986,211
1,420	5.000%, 4/01/43	4/28 at 100.00	AA	1,742,056
7,500	New York City, New York, General Obligation Bonds, Fiscal 2021 Series C, 5.000%, 8/01/42	8/30 at 100.00	AA	9,587,100
53,070	Total Tax Obligation/General			64,993,131

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited – 30.6% (20.2% of Total Investments)
$1,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012D, 5.000%, 2/15/33	2/22 at 100.00	AA+	$1,033,440
2,080	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2014C Group C, 5.000%, 3/15/44	3/24 at 100.00	AA+	2,323,922
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2019A Bidding Group 2,3,4:
4,800	5.000%, 3/15/38	3/29 at 100.00	AA+	6,055,104
5,500	5.000%, 3/15/46	3/29 at 100.00	AA+	6,826,325
5,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020A Bidding Group 1 thru 5, 4.000%, 3/15/34	9/30 at 100.00	AA+	6,120,900
1,000	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2015B Group A,B&C, 5.000%, 3/15/35	9/25 at 100.00	AA+	1,181,680
6,000	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2018E Group 4, 5.000%, 3/15/44	9/28 at 100.00	AA+	7,537,200
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
3,225	5.000%, 11/15/28	11/25 at 100.00	BB	3,729,745
2,355	5.000%, 11/15/34	11/25 at 100.00	BB	2,683,263
3,750	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Second Indenture Fiscal 2017 Series A, 5.000%, 2/15/42	2/27 at 100.00	Aa3	4,491,562
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A:
2,170	5.750%, 2/15/47	6/21 at 100.00	AA-	2,178,420
1,845	5.250%, 2/15/47	6/21 at 100.00	AA-	1,851,273
3,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Climate Bond Certified, Green Series 2016B-1, 5.000%, 11/15/36	11/26 at 100.00	AA	3,590,160
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Refunding Series 2012A:
1,815	5.000%, 11/15/27	11/22 at 100.00	AA	1,940,235
2,250	5.000%, 11/15/29	11/22 at 100.00	AA	2,404,193
9,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2018 Series Subseries S-4A, 5.250%, 7/15/36	7/28 at 100.00	AA	11,531,250
3,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2018, Series 2017S-3, 5.000%, 7/15/38	7/28 at 100.00	AA	4,389,000
2,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2019 Subseries S-1, 5.000%, 7/15/45	7/28 at 100.00	AA	2,475,120
890	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2019 Subseries S-3A, 5.000%, 7/15/36	7/28 at 100.00	AA	1,121,658
1,870	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2013S-1, 5.000%, 7/15/31	7/22 at 100.00	AA	1,968,156
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2012 Series E-1:
3,775	5.000%, 2/01/37	2/22 at 100.00	AAA	3,890,137
3,950	5.000%, 2/01/42	2/22 at 100.00	AAA	4,066,999

NAN	Nuveen New York Quality Municipal Income Fund (continued)
Portfolio of Investments May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$3,090	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2013 Series F-1, 5.000%, 2/01/29	2/23 at 100.00	AAA	$3,335,099
7,860	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38	5/23 at 100.00	AAA	8,542,012
4,170	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2014 Series D-1, 5.000%, 2/01/35	2/24 at 100.00	AAA	4,673,444
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series B-1, 5.000%, 8/01/36	8/26 at 100.00	AAA	6,030,850
1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2021 Subseries F-1, 4.000%, 11/01/36	5/31 at 100.00	AAA	1,226,460
9,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020A, 4.000%, 3/15/38	9/30 at 100.00	AA+	10,858,680
5,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020E, 4.000%, 3/15/46	3/30 at 100.00	AA+	5,858,100
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
8,215	0.000%, 7/01/46	7/28 at 41.38	N/R	2,674,558
10,955	5.000%, 7/01/58	7/28 at 100.00	N/R	12,497,464
32	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2, 4.536%, 7/01/53	7/28 at 100.00	N/R	35,493
	Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel Center Project, Refunding Series 2016A:
2,000	5.000%, 1/01/29 (AMT)	1/26 at 100.00	B	2,035,920
1,000	5.000%, 1/01/35 (AMT)	1/26 at 100.00	B	1,003,200
4,785	Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Senior Lien Subseries 2021A-1, 5.000%, 5/15/51	5/31 at 100.00	AA+	6,186,861
132,882	Total Tax Obligation/Limited			148,347,883
	Transportation – 35.8% (23.6% of Total Investments)
5,425	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2016A-1, 5.000%, 11/15/46	5/26 at 100.00	A3	6,309,817
1,110	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020C-1, 5.000%, 11/15/50	5/30 at 100.00	A3	1,364,234
5,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Green Series 2016B, 5.000%, 11/15/37	11/26 at 100.00	A3	5,964,950
1,540	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2012E, 5.000%, 11/15/42	11/22 at 100.00	A3	1,632,970
5,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2015C-1, 5.250%, 11/15/29	11/25 at 100.00	A3	5,906,550
11,920	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2016C-1, 5.250%, 11/15/56	11/26 at 100.00	A3	14,200,773

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
$200	5.750%, 10/01/37 (6)	6/21 at 100.00	N/R	$150,000
5,500	5.875%, 10/01/46 (6)	6/21 at 100.00	N/R	4,125,000
	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011:
2,850	5.000%, 11/15/44	11/21 at 100.00	A	2,906,544
5,000	5.750%, 11/15/51	11/21 at 100.00	A	5,118,900
5,000	New York State Thruway Authority, General Revenue Bonds, Series 2020N, 4.000%, 1/01/42	1/30 at 100.00	A1	5,867,900
1,350	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2016A, 5.000%, 1/01/51	1/26 at 100.00	A2	1,577,232
3,000	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2019B, 4.000%, 1/01/53	1/30 at 100.00	A2	3,450,000
2,420	New York Transportation Development Corporation, New York, Facility Revenue Bonds, Thruway Service Areas Project, Series 2021, 4.000%, 10/31/46 (AMT)	10/31 at 100.00	BBB-	2,781,887
	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
1,200	4.000%, 7/01/41 (AMT)	7/24 at 100.00	BBB	1,305,540
5,795	5.000%, 7/01/46 (AMT)	7/24 at 100.00	BBB	6,557,564
6,315	5.250%, 1/01/50 (AMT)	7/24 at 100.00	BBB	7,177,124
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Refunding Series 2016:
3,500	5.000%, 8/01/26 (AMT)	8/21 at 100.00	B	3,525,585
9,730	5.000%, 8/01/31 (AMT)	8/21 at 100.00	B	9,798,791
400	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Series 2020, 5.375%, 8/01/36 (AMT)	8/30 at 100.00	B	502,220
140	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport Project, Series 2020A, 4.000%, 12/01/40 (AMT)	12/30 at 100.00	Baa1	164,129
1,255	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport Project, Series 2020C, 5.000%, 12/01/37	12/30 at 100.00	Baa1	1,631,036
	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018:
8,515	5.000%, 1/01/27 (AMT)	No Opt. Call	Baa3	10,349,046
2,000	5.000%, 1/01/31 (AMT)	1/28 at 100.00	Baa3	2,445,800
2,745	5.000%, 1/01/36 (AMT)	1/28 at 100.00	Baa3	3,322,191
8,780	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Eighty-Ninth Series 2015, 5.000%, 5/01/45	5/25 at 100.00	Aa3	10,143,095

NAN	Nuveen New York Quality Municipal Income Fund (continued)
Portfolio of Investments May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$1,800	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Eighteen Series 2019, 5.000%, 11/01/39 (AMT)	11/29 at 100.00	Aa3	$2,265,822
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Eleventh Series 2018:
2,330	4.000%, 9/01/43	9/28 at 100.00	Aa3	2,711,771
6,000	5.000%, 9/01/48 (UB) (5)	9/28 at 100.00	Aa3	7,328,460
4,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Fifth Series 2017, 5.000%, 11/15/47	11/27 at 100.00	Aa3	4,917,600
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Series 2017:
4,000	5.000%, 10/15/47	4/27 at 100.00	Aa3	4,837,920
5,000	5.250%, 10/15/57	4/27 at 100.00	Aa3	6,010,350
3,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2017A, 5.000%, 11/15/47	5/27 at 100.00	AA-	4,297,055
5,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Series 2016A, 5.000%, 11/15/46	5/26 at 100.00	AA-	5,879,200
3,000	Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds, MTA Bridges & Tunnels, Series 2020A, 5.000%, 11/15/49	11/30 at 100.00	AA-	3,832,260
10,200	Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds, MTA Bridges & Tunnels, Series 2021A, 5.000%, 11/15/51	5/31 at 100.00	AA-	13,129,134
150,520	Total Transportation			173,488,450
	U.S. Guaranteed – 8.8% (5.8% of Total Investments) (7)
3,915	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Refunding Series 2013A, 5.000%, 7/01/27 (Pre-refunded 7/01/23)	7/23 at 100.00	Aa3	4,311,864
3,500	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2012A, 5.000%, 7/01/37 (Pre-refunded 7/01/22)	7/22 at 100.00	Aa2	3,685,920
5,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2013A, 5.000%, 2/15/43 (Pre-refunded 2/15/23)	2/23 at 100.00	AA+	5,417,600
415	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A, 5.000%, 9/01/37 (Pre-refunded 9/01/22)	9/22 at 100.00	N/R	440,444
5,100	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2012E, 5.000%, 11/15/42 (Pre-refunded 11/15/22)	11/22 at 100.00	A3	5,464,242
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013E, 5.000%, 11/15/31 (Pre-refunded 11/15/23)	11/23 at 100.00	A3	2,238,960
1,500	New York City Trust for Cultural Resources, New York, Revenue Bonds, Wildlife Conservation Society, Series 2013A, 5.000%, 8/01/33 (Pre-refunded 8/01/23)	8/23 at 100.00	A+	1,658,130
1,000	New York City, New York, General Obligation Bonds, Fiscal 2012 Series B, 5.000%, 8/01/30 (Pre-refunded 8/01/22)	8/22 at 100.00	AA	1,057,220
980	New York City, New York, General Obligation Bonds, Fiscal 2012 Series I, 5.000%, 8/01/32 (Pre-refunded 8/01/22)	8/22 at 100.00	AA	1,036,076
3,775	New York City, New York, General Obligation Bonds, Subseries G-1 Fiscal Series 2012, 5.000%, 4/01/28 (Pre-refunded 4/01/22)	4/22 at 100.00	N/R	3,926,566

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (7) (continued)
	New York City, New York, General Obligation Bonds, Tender Option Bond Trust 2016-XG0082:
$3,125	17.736%, 3/01/31 (Pre-refunded 3/01/23), 144A (IF) (5)	3/23 at 100.00	AA	$4,196,250
1,525	17.736%, 3/01/31 (Pre-refunded 3/01/23), 144A (IF) (5)	3/23 at 100.00	AA	2,047,770
470	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Refunding Series 2011, 5.000%, 7/01/28 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R	471,814
6,445	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1999B, 5.500%, 1/01/30 (Pre-refunded 1/01/22)	1/22 at 100.00	AA+	6,648,855
38,750	Total U.S. Guaranteed			42,601,711
	Utilities – 22.9% (15.1% of Total Investments)
370	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	389,099
1,460	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A, 5.000%, 9/01/44	9/24 at 100.00	A	1,643,916
1,590	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2017, 5.000%, 9/01/47	9/27 at 100.00	A	1,939,546
835	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A, 5.000%, 9/01/37	9/22 at 100.00	A2	883,447
4,140	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second General Resolution, Fiscal 2012 Series BB, 5.000%, 6/15/44	12/21 at 100.00	AA+	4,244,494
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Series DD, 5.000%, 6/15/35	6/24 at 100.00	AA+	5,690,600
10,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2018 Series DD-2, 5.000%, 6/15/48 (UB)	12/27 at 100.00	AA+	12,495,000
9,285	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2018 Series EE, 5.000%, 6/15/40 (UB)	12/27 at 100.00	AA+	11,654,068
1,000	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects, Second Resolution, 5.000%, 6/15/40	6/25 at 100.00	AAA	1,166,720
9,750	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects, Second Resolution Series, 5.000%, 6/15/41	6/21 at 100.00	AAA	9,782,662
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects-Second Resolution Bonds,:
3,990	5.000%, 6/15/42	6/27 at 100.00	AAA	4,919,151
7,500	5.000%, 6/15/43	6/28 at 100.00	AAA	9,348,450
400	5.000%, 6/15/47	6/27 at 100.00	AAA	492,196
3,680	5.000%, 6/15/48	6/28 at 100.00	AAA	4,569,934
3,500	New York State Power Authority, General Revenue Bonds, Series 2020A, 4.000%, 11/15/55	5/30 at 100.00	AA	4,080,335

NAN	Nuveen New York Quality Municipal Income Fund (continued)
Portfolio of Investments May 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$1,920	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2018A, 4.750%, 11/01/42 (AMT), 144A	7/23 at 100.00	B1	$2,010,202
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
345	5.500%, 7/01/28	7/22 at 100.00	CCC	366,159
1,270	5.750%, 7/01/37	7/22 at 100.00	CCC	1,351,661
1,040	6.000%, 7/01/47	7/22 at 100.00	CCC	1,109,930
1,470	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (AMT)	6/21 at 100.00	N/R	1,482,701
3,785	Utility Debt Securitization Authority, New York, Restructuring Bonds, Refunding Series 2015, 5.000%, 12/15/37	12/25 at 100.00	AAA	4,503,582
	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2013TE:
3,800	5.000%, 12/15/33	12/23 at 100.00	AAA	4,253,682
1,060	5.000%, 12/15/34	12/23 at 100.00	AAA	1,185,695
8,030	5.000%, 12/15/41	12/23 at 100.00	AAA	8,941,003
1,515	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2016A, 5.000%, 12/15/35	6/26 at 100.00	AAA	1,830,968
	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2017:
4,500	5.000%, 12/15/38	12/27 at 100.00	AAA	5,635,260
4,000	5.000%, 12/15/39	12/27 at 100.00	AAA	5,006,840
95,235	Total Utilities			110,977,301
$641,037	Total Long-Term Investments (cost $675,051,564)			735,641,262
	Floating Rate Obligations – (5.3)%			(25,825,000)
	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (30.3)% (8)			(146,915,577)
	Variable Rate Demand Preferred Shares, net of deferred offering costs – (18.2)% (9)			(88,148,083)
	Other Assets Less Liabilities – 1.9%			9,657,710
	Net Asset Applicable to Common Shares – 100%			$484,410,312

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$735,641,262	$ —	$735,641,262

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(8)	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering cost as a percentage of Total Investments is 20.0%.
(9)	Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 12.0%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.